Income tax	12 Months Ended
Dec. 31, 2019
Income tax
Income tax

7.   Income tax

The components of income tax expense recognized in the consolidated statements of income are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2019	2018	2017
Current tax (benefit) expense	$4,126	4,759	$35
Deferred tax (benefit) expense for
Change in temporary differences	3,341	3,290	4,189
Tax loss and tax credit carried forward	(196)	247	(314)
Change in valuation allowance	4	9	(32)
Total deferred tax (benefit) expense	3,149	3,546	3,843
Total income tax (benefit) expense	$7,275	8,305	$3,878

Deferred tax (benefit) expense recognized in the consolidated statements of comprehensive income as a component of other comprehensive income (“OCI”) are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2019	2018	2017
Cash flow hedge derivative instruments	$389	299	$347
Deferred tax (benefit) expense recognized in OCI	$389	299	$347

The reconciliation of the income before tax at the statutory rate in the Marshall Islands to the actual income tax expense for each year is as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2019	2018	2017
Income before tax	$60,016	85,927	$63,068
At applicable statutory tax rate
Amount computed at corporate tax of 0%	—	—	—
Foreign tax rate differences	5,425	7,513	7,119
Permanent differences:
Amended tax return: reinstatement of tax loss carryforward	—	—	(1,486)
Tax audit or amended tax return: change in uncertain tax position	558	(41)	(2,228)
Non-deductible interest expense	1,477	875	752
Non-deductible withholding tax	717	838	686
Non-deductible loss on derivatives	120	—	—
Tax exemptions	(13)	(36)	(42)
Non-deductible other financial items	194	116	81
Other non-deductible costs	45	63	59
Tax credits	(1,252)	(1,032)	(1,031)
Adjustment for valuation allowance	4	9	(32)
Tax expense (benefit) for year	$7,275	8,305	$3,878

Deferred income tax assets (liabilities) are summarized as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2019	2018
Deferred tax assets:
Accrued liabilities and other payables	$235	$196
Derivative instruments	565	954
Other equipment	9	9
Tax credits carried forward	1,818	1,626
Tax loss carryforward	57	53
Valuation allowance	(57)	(53)

Deferred tax liabilities:
Accrued interest income	(4,123)	(3,837)
Accrued liabilities and other payables	(385)	(154)
Financing lease	(10,451)	(7,594)
Deferred tax assets (liabilities), net	$(12,332)	$(8,800)

The Partnership is not subject to Marshall Islands corporate income taxes. The Partnership is subject to tax for earnings of its subsidiaries incorporated in Singapore, Indonesia, Cyprus, and the UK and for certain Colombian source income. For the years ended December 31, 2019, 2018 and 2017, the tax expense principally related to subsidiaries in Indonesia, Singapore and Colombia. The Singapore subsidiary’s taxable income mainly arises from internal interest income. The charterer in Colombia pays certain taxes directly to the Colombian tax authorities on behalf of the Partnership’s subsidiaries that own and operate the Höegh Grace. The tax payments are a mechanism for advance collection of part of the income taxes for the Colombian subsidiary and a final income tax on Colombian source income for the non-Colombian subsidiary. The Partnership concluded these third-party payments to the tax authorities represent income taxes that must be accounted for under the guidance for income taxes. The amount of non-cash income tax expense was $867, $852 and $861 for the years ended December 31, 2019, 2018 and 2017.

For the year ended December 31, 2017, tax benefits were recorded of $1,486 and $2,228 for the reinstatement of the tax loss carryforward and the reversal of an uncertain tax position, respectively, due to the amendment of the 2016 tax return of the Indonesian subsidiary. The amendment was a result of a reevaluation of the application of the infrastructure industry exemption to regulations introduced in 2016 placing limitations on interest expense deductions. The infrastructure exemption was also applied by the Indonesian subsidiary for the reported income tax expense for the years ended December 31, 2019, 2018 and 2017.

In December of 2018, the Indonesian tax authorities concluded an audit of corporate income tax filings for the Indonesian subsidiary for the years ended December 31, 2013 and 2014. The outcome of the audit reduced the historical tax loss carryforward, mainly due to disallowed expenses, resulting in a settlement of $885 with respect to the unrecognized tax benefits originating in 2013. For the year ended December 31, 2018, tax benefits of $434 were recorded reflecting a reduction to the uncertain tax position originating in 2013 based on the audit’s conclusion. In addition, there was an increase to the uncertain tax position of $418 for a tax position taken in the 2018 tax return which was not more-likely-than-not to be sustained.

For the year ended December 31, 2019, there was an increase to the uncertain tax position of $558 for a tax position to be taken in the 2019 tax return which is not more-likely-than-not to be sustained. As of December 31, 2019, the unrecognized tax benefits were $2,283.

Benefits of uncertain tax positions are recognized when it is more-likely-than-not that a tax position taken in a tax return will be sustained upon examination based on the technical merits of the position. Changes in the unrecognized tax benefits is summarized below:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2019	2018	2017
Unrecognized tax benefits as of January 1,	$(1,725)	(2,626)	$(398)
Increase related to prior year tax positions	—	—	(2,228)
Decrease related to prior year tax positions	—	434	—
Increase related to current year tax positions	(558)	(418)	—
Settlements	—	885	—
Unrecognized tax benefits as of December 31,	$(2,283)	(1,725)	$(2,626)

Tax loss carryforwards of $455 expire between 2020 and 2023. Tax credits carried forward of $566 and $1,003 expire in 2020 and 2021, respectively. The tax returns of Singapore and Indonesia are subject to examination for four years and five years, respectively, from the year of filing. For Colombia, tax returns are subject to examination for three years from the due date of the return. The tax returns from the years 2015 and subsequent years remain subject to review for Indonesia and Singapore. For Colombia, tax returns from the years 2017 and subsequent years remain subject to review. Refer to note 18.